CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Supplemental Cash Flow Information [Abstract]
Capitalized interest	$ 1,568	$ 2,602	$ 1,310